Schedule of Investments

Quaker Small/Mid-Cap Impact Value Fund
March 31, 2020 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 88.0%
Common Stocks — 53.1%
Communications — 3.8%
Broadcast Services/Programs — 1.7%
Discovery Inc. (a)	15,000	$263,100
Radio — 2.1%
Liberty Media Corp-Liberty SiriusXM (a)	10,500	332,745
Total Communications (Cost $946,050)		595,845

Consumer, Cyclical — 8.2%
Automotive/Truck Parts & Equipment-Original — 1.0%
Westport Fuel Systems Inc. (a) f	160,000	150,544
Building-Mobil Home/Manufactured Housing — 3.3%
Skyline Champion Corp. (a)	33,000	517,440
Distribution/Wholesale — 1.3%
LKQ Corp. (a)	10,000	205,100
Golf — 1.8%
Callaway Golf Co.	27,500	281,050
Retail-Restaurants — 0.8%
Dave & Buster's Entertainment Inc.	9,000	117,720
Total Consumer, Cyclical (Cost $2,452,208)		1,271,854

Consumer, Non-cyclical — 7.0%
Commercial Services -Financial — 1.1%
Macquarie Infrastructure Corp.	6,375	160,969
Human Resources — 1.4%
ASGN Inc. (a)	6,000	211,920
Medical Products — 2.6%
LivaNova PLC (a) f	9,000	407,250
Medical-HMO — 1.9%
Centene Corp. (a)	5,000	297,050
Medical-Hospitals — 0.0%
Nobilis Health Corp. (a) f	38,393	81
Total Consumer, Non-cyclical (Cost $1,691,860)		1,077,270

Energy — 5.9%
Energy-Alternate Sources — 4.7%
Enviva Partners LP	27,500	734,800
Pipelines — 1.2%
Crestwood Equity Partners LP	44,000	186,120
Total Energy (Cost $2,053,210)		920,920

Financial — 20.5%
Commercial Banks — 3.2%
Financial Institutions Inc.	10,000	181,400
Synovus Financial Corp.	18,000	316,080
		497,480
Finance-Credit Card — 0.9%
Alliance Data Systems Corp.	4,000	134,600
Investment Management/Advisory Services — 7.2%
Ameriprise Financial Inc.	5,000	512,400
Raymond James Financial Inc.	9,700	613,040
		1,125,440
Property/Casualty Insurance — 4.0%
Ambac Financial Group Inc. (a)	16,000	197,440
Tiptree Inc.	80,000	417,600
		615,040
Real Estate Operating/ Development — 2.8%
Invesque Inc. f	140,000	442,400
Savings & Loans/Thrifts — 2.4%
TFS Financial Corp.	24,000	366,480
Total Financial (Cost $5,030,415)		3,181,440

Industrial — 5.9%
Electronic Parts Distributors — 1.7%
Tech Data Corp. (a)	2,000	261,700
Machinery-General Industrial — 4.2%
Wabtec Corp.	13,500	649,755
Total Industrial (Cost $1,120,007)		911,455

Technology — 1.8%
Computer Software — 1.8%
Akamai Technologies Inc. (a)	3,000	274,470
Data Processing/Management — 0.0%
ImageWare Systems Inc. (a)	30,000	4,800
Total Technology (Cost $298,193)		279,270
Total Common Stocks
(Cost $13,591,943)		8,238,054

Business Development Company — 4.3%
Ares Capital Corp.	15,000	161,700
FS KKR Capital Corp.	170,000	510,000
Total Business Development Company
(Cost $1,283,663)		671,700

Preferred Stocks — 4.2%
Energy — 2.0%
Pipelines — 2.0%
Crestwood Equity Partners LP, 9.25%, Perpetual	83,333	316,665
Total Energy (Cost $693,268)		316,665

Financial — 0.9%
Savings & Loans/Thrifts — 0.9%
Dime Community Bancshares Inc., 5.50%, Perpetual	7,000	132,930
Total Financial (Cost $176,582)		132,930

Industrial — 1.3%
Transportation-Equipment & Leasing — 0.0%
Fortress Transportation & Infrastructure Investors LLC, 8.00%, Perpetual ▲	597	6,418
Transportation-Marine — 1.3%
GasLog Partners LP, 8.20%, Perpetual f▲	15,000	148,038
GasLog Partners LP, 8.50%, Perpetual f▲	4,500	45,225
		193,263
Total Industrial (Cost $473,702)		199,681
Total Preferred Stocks
(Cost $1,343,552)		649,276

Real Estate Investment Trusts — 26.4%
Apartments — 5.2%
Independence Realty Trust Inc.	90,000	804,600
Diversified — 5.9%
CorePoint Lodging Inc.	100,000	392,000
WP Carey Inc.	9,200	534,336
		926,336
Mortgage — 10.5%
AG Mortgage Investment Trust Inc., 8.00%, Perpetual Preferred ▲	9,912	57,192
AGNC Investment Corp., 6.125%, Perpetual Preferred ▲	38,000	674,500
Annaly Capital Management, Inc., 7.50%, Perpetual Preferred	4,000	77,000
Invesco Mortgage Capital Inc., 7.50%, Perpetual Preferred ▲	34,334	300,422
Starwood Property Trust Inc.	21,294	218,264
Two Harbors Investment Corp., 7.75%, Perpetual Preferred	17,937	297,934
		1,625,312
Single Tenant — 4.8%
National Retail Properties Inc.	23,000	740,370
Total Real Estate Investment Trusts
(Cost $5,957,943)		4,096,618

Total Long-Term Investments
(Cost $22,177,101)		13,655,648
Short-Term Investments — 10.1%
Money Market Fund — 10.1%
First American Government Obligations Fund, Cl X, 0.450% (b)	1,561,399	1,561,399
Total Short-Term Investments
(Cost $1,561,399)		1,561,399
Total Investments
(Cost $23,738,500) — 98.1%		15,217,047
Other Assets in Excess of Liabilities, Net 1.9%		294,173
Total Net Assets — 100.0%		$15,511,220

(a)	Non-income producing security.
(b)	The rate quoted is the annualized 7 day yield as of March 31, 2020.
f	Foreign issued security.
▲	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Quaker Small/Mid-Cap Impact Value Fund Summary of Fair Value Exposure at March 31, 2020 (Unaudited)

Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) municipal securities, long-term U.S. Government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy may include, but are not limited to, OTC options and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

• Level 3 — Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$8,238,054	$-	-	$8,238,054
Business Development Company	671,700	-	-	671,700
Preferred Stock	649,276	-	-	649,276
Real Estate Investment Trusts	4,096,618	-	-	4,096,618
Money Market Fund	1,561,399	-	-	1,561,399
Total Investments in Securities	$15,217,047	$-	-	$15,217,047